Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Effective income tax rate		31.00%	33.00%	35.00%
Net increase (decrease) in the total valuation allowance		¥ 4,096	¥ (6,244)	¥ (4,567)
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income		185,637
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries		27,361
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier		961,735
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized		¥ 10,282	7,318
UNITED STATES | Foreign Country | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Effective income tax rate		35.00%
Adjustment in net deferred tax assets		¥ 14,563
Scenario, Plan | UNITED STATES | Foreign Country | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Effective income tax rate	21.00%
Reduction in Taxes
Income Taxes [Line Items]
Adjustments of deferred tax assets and liabilities for amendments to the Japanese tax regulations			¥ 3,498	¥ 6,456